Lawsuits and complaints (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 18, 2020
Disclosure of lawsuits and complaints [Line Items]
Term at which Department of Justice agreed not to prosecute those charges against Company	3 years
External monitor, term	24 months
Lawsuits, nominal value	$ 515,000
Lawsuit fifteen [Member]
Disclosure of lawsuits and complaints [Line Items]
Lawsuits, nominal value	713,000	$ 436,000,000
Department of Justice [Member]
Disclosure of lawsuits and complaints [Line Items]
Legal proceedings, amount agreed to pay	$ 15,487,500